Revenue Recognition - Reconciliation of Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Contract Balances
Notes and accounts receivable-trade (net of allowances of $351 in 2020 and $299 in 2019)	$ 7,132	$ 7,870
Notes and accounts receivable - trade, allowances	351	299
Contract assets	497	492
Deferred income (current)	12,833	12,026
Deferred income (noncurrent)	4,301	$ 3,851
Revenue recognized that was included in deferred income at the beginning of the period	$ 10,100